Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
FVOCI Securities		$ 62,828	$ 43,561
Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		64,888	44,917
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		80	95
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		2,140	1,451
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		62,828	43,561
Canadian federal government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		20,624	12,498
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		14	11
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		491	208
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		20,147	12,301
Canadian Provincial And Municipal Governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,281	4,724
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		2	6
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		228	159
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,055	4,571
US federal Government [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,245	3,403
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		365	293
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,880	3,110
US State Municipal And Agencies Debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,486	3,863
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		5	5
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		190	154
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,301	3,714
Other governments [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		7,064	6,532
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		13	4
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		108	125
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		6,969	6,411
NHA MBS, U.S. agency MBS and CMO [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities	[1]	16,421	9,572
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		12	13
NHA MBS, U.S. agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		668	317
NHA MBS, U.S. agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		15,765	9,268
Corporate debt [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,638	4,203
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		3	25
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		90	195
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		3,551	4,033
Corporate equity [member] | Cost/Amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		129	122
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		31	31
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 160	$ 153

[1]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.